PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,022
Balance	1,213	$ 1,022
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,824	3,409
Additions	514	438
Disposals		(23)
Balance	4,338	3,824
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,802	2,401
Depreciation	323	410
Disposals		(9)
Balance	3,125	2,802
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance	315
Balance	314	315
Computers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,947	1,883
Additions	62	64
Balance	2,009	1,947
Computers | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,632	1,570
Depreciation	63	62
Balance	1,695	1,632
Equipment and devices for leasing and for internal use
Disclosure of detailed information about property, plant and equipment [line items]
Balance	444
Balance	673	444
Equipment and devices for leasing and for internal use | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,093	750
Additions	434	349
Disposals		(6)
Balance	1,527	1,093
Equipment and devices for leasing and for internal use | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	649	409
Depreciation	205	240
Balance	854	649
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	148
Balance	131	148
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	467	459
Additions	9	21
Disposals		(13)
Balance	476	467
Office furniture and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	319	255
Depreciation	26	71
Disposals		(7)
Balance	345	319
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	115
Balance	95	115
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	317	317
Additions	9	4
Disposals		(4)
Balance	326	317
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	202	167
Depreciation	29	37
Disposals		(2)
Balance	$ 231	$ 202